Securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Marketable Securities [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 41.5	$ 27.9
Fair Value of Investment in debt securities	$ 44.9	$ 38.5
Percentage of fair value of investment in debt	100.00%	96.80%